Share-Based Compensation (Summary Of Option Activity) (Details) - Stock Options [Member] $ / shares in Units, shares in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Shares, Beginning of year | shares	11,410
Granted, Shares | shares	843
Exercised, Shares | shares
Forfeited, Shares | shares	(13)
Outstanding, Shares, End of year | shares	12,240
Outstanding, Weighted Average Exercise Price, Beginning of year | $ / shares	$ 0.33
Granted, Weighted Average Exercise Price | $ / shares	0.31
Exercised, Weighted Average Exercise Price | $ / shares
Forfeited, Weighted Average Exercise Price | $ / shares	38.86
Outstanding, Weighted Average Exercise Price, End of year | $ / shares	$ 0.28
Outstanding, Weighted Average Remaining Contractual Term	5 years 6 months
Outstanding, Aggregate Intrinsic Value | $	$ 3,401
Vested and expected to vest at end of year, shares | shares	9,490
Vested and expected to vest at end of year, weighted average exercise price | $ / shares	$ 0.31
Vested and expected to vest at end of year, weighted average remaining contractual term	5 years 6 months
Vested and expected to vest at end of year, aggregate intrinsic value | $	$ 2,578